BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014 [1]	Dec. 23, 2014	Dec. 31, 2013
Net assets			$ 171,527
Deferred revenues			513
OCS liability (See note 15f)			(4,437)
Deferred tax liability, net	$ (2,405)	$ (825)	(10,796)
Non-controlling interest			(174,194)
Goodwill	$ 162,173	$ 373,230	149,559	$ 227,434
Net assets acquired			175,296
Customer Relationship [Member]
Intangible assets			20,707
Developed Technology [Member]
Intangible assets			19,066
Backlog and deferred revenues [Member]
Intangible assets			$ 3,351

[1]	Derived from the audited financial statements of the Company as of December 31, 2014, adjusted for the acquisition of Insseco (see note 1a).